Equity (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Equity Abstract
Net income of the year	$ 7,983	$ 18,788	$ 22,445
Appropriation to legal reserve (i)		(276)
Appropriation to tax incentive reserve	(891)	(1,157)
Net income after appropriations to legal reserve and tax incentive reserve	7,092	17,355
Minimum remuneration to shareholders (ii)	2,042	4,386
Additional shareholders' remuneration
from the net income for the year	4,066	437
Total remuneration to shareholders	6,108	4,823
Appropriation to statutory reserve	984	8,821
Appropriation to retained earnings reserve		$ 3,711